4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY

The Company’s ChromaID™ Technology

The Company has invented a way to project light at a material (solid surface, liquid, or gas) and measure the amount of light that is reflected back. The pattern of this reflected light is compared to other patterns the company has captured and this allows us to identify, detect, or diagnose materials that cannot be identified by the human eye. The Company refers to this pattern of reflected light as a ChromaID™. The Company designs ChromaID scanning devices made with electronic, optical, and software parts to produce and capture the light.

The Company’s first product, the ChromaID F12 Lab Kit, scans and identifies solid surfaces. The Company is marketing this product to customers who are considering licensing the technology. Target markets include, but are not limited to, commercial paint manufacturers, pharmaceutical equipment manufacturers, process control companies, currency paper and ink manufacturers, security card, reader, and scanner manufacturers, food processing, and electronic gaming.

There is no current requirement for FDA or other government approval for the current applications of the Company’s ChromaID technology. Over time, as the Company explores the application of its ChromaID technology for medical diagnostics and other applications, the Company expects that there will be requirements for FDA and other government approvals before applications using the technology in medical and other regulated fields can enter the marketplace.

The Company’s research and development expenses are as follows:

Year ended September 30, 2013- $1,169,281

Year ended September 30, 2012-   $176,944

The Company employs two individuals and utilizes contractors at the RATLab LLC and other suppliers for our research and development.

The Company’s Patents

On August 9, 2011, the Company was issued US Patent No. 7,996,173 B2 entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks. The patent expires August 24, 2029.

On December 13, 2011, the Company was issued US Patent No. 8,076,630 B2 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires November 7, 2028.

On December 20, 2011, the Company was issued US Patent No. 8,081,304 B2 entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 28, 2030.

On October 9, 2012, the Company was issued US Patent No. 8,285,510 B2 entitled “Method, Apparatus, and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

On February 5, 2013, the Company was issued US Patent No. 8,368,878 B2 entitled “Method, Apparatus and Article To Facilitate Evaluation of Objects Using Electromagnetic Energy by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

On November 12, 2013, the Company was issued US Patent No. 8,583,394 B2 entitled “Method, Apparatus and Article To Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy by the United States Office of Patents and Trademarks. The patent expires July 31, 2027.

The Company is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan and other countries.

Services and License Agreement Invention Development Management Company, L.L.C.

On November 11, 2013, the Company entered into a Services and License Agreement with Invention Development Management Company, L.L.C. (“IDMC”), a Delaware limited liability company. IDMC is affiliated with Intellectual Ventures, which collaborates with inventors, partners with pioneering companies and invests both expertise and capital in the process of invention.

The Agreement requires IDMC to identify and engage investors to develop new applications of the Company’s ChromaID™ development kits, present the developments to the Company for approval, and file patent applications to protect the developments. IDMC is responsible for the development and patent costs. The Company is providing the development kits to IDMC at no cost and is providing ongoing technical support. In addition, to provide time for this accelerated expansion of its intellectual property he Company has agreed to delay the selling of the ChromaID development kits for 140 days except for certain select accounts. The Company will continue its business development efforts during this period and will work with IDMC and their global business development services to secure potential customers and licensees for its technology.

The Company receives a worldwide, nontransferable, exclusive license to the licensed IP developed under this Agreement, during the term of the Agreement, and solely within the identification, authentication and diagnostics field of use, to (a) make, have made, use, import, sell and offer for sale products and services; (b) make improvements; and (c) grant sublicenses of any and all of the foregoing rights (including the right to grant further sublicenses).

The Company receives a nonexclusive and nontransferrable option to acquire a worldwide, nontransferrable, nonexclusive license to the useful IP held by IDMC within the identification, authentication and diagnostics field of use to (a) make, have made, use, import, sell and offer to sell products and services and (b) grant sublicenses to any and all of the foregoing rights. The option to acquire this license may be exercised for up to two years from the effective date of the Agreement.

IDMC may provide global business development services to the Company, including present Visualant IP and any licensed IP, if applicable, to potential customers, licensees, and distributors in markets or geographies not being pursued by Visualant. Also, IDMC may introduce Visualant to a potential customer, licensee, or distributor for the purpose of identifying and closing a license, sale, or distribution deal or other monetization event.

Visualant grants to IDMC a nonexclusive, worldwide, fully paid up, nontransferable, sublicenseable, perpetual license to the Visualant IP, solely outside the identification, authentication and diagnostics field of use to (a) make, have made, use, import, sell and offer for sale products and services and (b) grant sublicenses of any and all of the foregoing rights (including the right to grant further sublicenses).

Visualant grants to IDMC a nonexclusive, worldwide, fully paid up, royalty-free, nontransferable, nonsublicenseable, perpetual license to access and use Visualant Technology solely for the purpose of marketing sublicenses to the Visualant IP to third parties.

As consideration for the exclusive IP license and application development services, Visualant has issued to IDMC a warrant to purchase up to 14,575,286 shares of common stock at twenty cents ($0.20) per share pursuant to the Warrant to Purchase Common Stock. The Warrant expires November 10, 2018 and the per share price is subject to adjustment.

The Company has agreed to pay IDMC a percentage of license revenue for the global development business services and a percentage of revenue received from any IDMC introduced company. The Company has also agreed to pay IDMC a royalty when Visualant receives royalty product revenue from an IDMC introduced company.

IDMC has agreed to pay Visualant a license fee for the nonexclusive license of the Visualant IP.

The term of the exclusive IP license and the nonexclusive IP license commences on the effective date of November 11, 2013, and terminates when all claims of the patents expire or are held in valid or unenforceable by a court of competent jurisdiction from which no appeal can be taken.

The term of the Agreement commences on the effective date until either party terminates the Agreement at any time following the fifth anniversary of the effective date by providing at least ninety days’ prior written notice to the other party.

The Company’s Acquisition of Visualant Related Assets of the RATLab LLC

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab namely the rights to the medical field of use of the Chroma ID technology. The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia. With this acquisition, we consolidated all intellectual property relating to the ChromaID technology, except for environmental field of use which was held by Javelin LLC and which was acquired separately (see below).  The Company acquired these assets of the RATLab for (i) 1,000,000 shares of our common stock at closing valued at $0.20 per share, the price during the negotiation of this agreement; (ii) payment of $250,000; and (iii) payment of the outstanding promissory note owing to Mr. Furness in the amount of $65,000 with accrued interest of $24,675.

On October 23, 2008, the Company and RATLab entered into definitive agreements which provide for a non-commercial non-exclusive license of the Company’s technology to RATLab for the purpose of continuing research and development with a license back to the Company for enhancements that are developed.  Further, an exclusive license was entered into between the Company and RATLab for selected fields of use.

The Company’s Acquisition of Environmental Field of Use Rights from Javelin LLC

On July 31, 2012, the Company closed the acquisition of all rights to the ChromaID technology in the environmental field of use from Javelin LLC. The Company acquired these assets of Javelin for (i) 1,250,000 shares of our common stock valued at $0.13 per share, the price during the negotiation of the acquisition agreement; and (ii) $100,000 in cash, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months, all of which have now been paid. In addition the Company entered into a business development agreement with Javelin LLC which will pay them a fee equal to ten percent of the gross margin revenues received from sales of ChromaID through their business development efforts. To date, Javelin has not earned any fees from business development efforts; however the business development agreement remains in effect.